Hedging Derivative Financial Instruments - Summary of Hedging Derivative Financial Instruments (Detail) - Cash flow hedges [member] - TWD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash flow hedge-forward exchange contracts, financial liabilities	$ 0	$ 1
Forward exchange contracts [Member]
Disclosure Of Detailed Information About Hedging Instruments [Line Items]
Cash flow hedge-forward exchange contracts, financial liabilities		$ 1